Shareholders' equity (Schedule Of Changes In The Amount Of Accumulated Other Comprehensive Loss) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes In The Amount Of Accumulated Other Comprehensive Loss [Roll Forward]
Beginning Balance	€ (28,942)	€ (20,151)
Realization deferred accumulative translation result following the sale of the 12% share of ASMPT	23,053	0	0
Deconsolidation ASMPT	1,597
Foreign currency translation effect on translation of foreign operations	(83,606)	(6,994)
Actuarial loss	(224)	(1,797)
Ending Balance	(88,122)	(28,942)	(20,151)
Equity Method Investments [Member]
Changes In The Amount Of Accumulated Other Comprehensive Loss [Roll Forward]
Foreign currency translation effect on translation of foreign operations	480
Ending Balance	480
Foreign Currency Translation Effects [Member]
Changes In The Amount Of Accumulated Other Comprehensive Loss [Roll Forward]
Beginning Balance	(27,324)	(20,330)
Realization deferred accumulative translation result following the sale of the 12% share of ASMPT	23,053
Foreign currency translation effect on translation of foreign operations	(84,086)	(6,994)
Ending Balance	(88,357)	(27,324)
Unrecognized Pension Obligations Net Of Tax [Member]
Changes In The Amount Of Accumulated Other Comprehensive Loss [Roll Forward]
Beginning Balance	(1,618)	179
Deconsolidation ASMPT	1,597
Actuarial loss	(224)	(1,797)
Ending Balance	€ (245)	€ (1,618)